AUDITORS’ REMUNERATION	12 Months Ended
Jun. 30, 2022
AUDITORS’ REMUNERATION

28. AUDITORS’ REMUNERATION

	2022 $	2021 $	2020 $
Audit and assurance services
PricewaterhouseCoopers in respect of:
Audit (1)	20,000	72,500	274,000
Audit related fees (2)	-	-	200,000
All other fees (3)	-	-	-
Grant Thornton Audit Pty Ltd in respect of:			-
Audit (1)	241,882	168,333	-
Audit related fees (2)	-	-	-
All other fees (3)	30,000	65,000	-
Other audit firms in respect of:
Audit of the Financial Reports of subsidiaries		-	-
Total remuneration in respect of audit services	291,882	305,833	474,000

(1)	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.

(2)	Audit related fees consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client. Included in the balance are amounts related to additional regulatory filings during the 2020 financial year. All services provided are considered audit services for the purpose of SEC classification.

(3)	All other fees consist of fees billed for financial and information technology due diligence services in respect of the Company’s acquisition of the business and assets associated with the EasyDNA brand that completed on August 13th, 2021.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)